Schedule of net sales (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	R$ 14,382,174	R$ 11,526,582	R$ 40,102,810	R$ 32,427,868
Sales deductions	(1,992,189)	(1,583,991)	(5,483,947)	(4,432,286)
Net sales	12,389,985	9,942,591	34,618,863	27,995,582
Other Segments [Member]
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	625,962	378,246	1,473,572	968,825
Sales deductions	(76,724)	(36,730)	(154,733)	(95,317)
Net sales	549,238	341,516	1,318,839	873,508
Domestic [Member]
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	7,916,297	6,512,264	21,802,401	18,018,393
Sales deductions	(1,524,256)	(1,220,559)	(4,200,139)	(3,428,677)
Net sales	6,392,041	5,291,705	17,602,262	14,589,716
International [Member]
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	5,839,915	4,636,072	16,826,837	13,440,650
Sales deductions	(391,209)	(326,702)	(1,129,075)	(908,292)
Net sales	R$ 5,448,706	R$ 4,309,370	R$ 15,697,762	R$ 12,532,358